Quarterly Holdings Report
for
Fidelity® Health Savings Fund
December 31, 2024
HSF-NPRT1-0325
1.9897532.104
Domestic Equity Funds - 22.0%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	24,416	2,146,637
Fidelity U.S. Equity Central Fund (a)	80,709	11,036,215
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,519,172)		13,182,852

Fixed-Income Funds - 40.2%
	Shares	Value ($)
Fidelity High Income Central Fund (a)	1,420	152,194
Fidelity Inflation-Protected Bond Index Fund (b)	292,745	2,602,502
Fidelity International Bond Index Fund (b)	981,853	9,131,235
Fidelity Investment Grade Bond Central Fund (a)	126,124	12,193,651
TOTAL FIXED-INCOME FUNDS (Cost $24,594,002)		24,079,582

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (a)	16,121	3,452,882
Fidelity International Equity Central Fund (a)	69,268	7,061,855
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,560,424)		10,514,737

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (b) (Cost $6,076,102)	718,224	6,061,809

Money Market Funds - 10.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $6,030,772)	4.36	6,029,566	6,030,772

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,780,472)	59,869,752
NET OTHER ASSETS (LIABILITIES) - 0.0%	6,337
NET ASSETS - 100.0%	59,876,089

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,303	6,021,302	16,833	22,645	-	-	6,030,772	6,029,566	0.0%
Fidelity Commodity Strategy Central Fund	155,200	2,052,153	10,684	65,651	(519)	(49,513)	2,146,637	24,416	0.9%
Fidelity Emerging Markets Debt Central Fund	5,520,683	66,679	5,527,274	52,502	(182,573)	122,485	-	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,913,238	805,987	40,802	16,102	564	(226,105)	3,452,882	16,121	0.1%
Fidelity High Income Central Fund	152,087	3,700	2,054	2,835	(4)	(1,535)	152,194	1,420	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	8,286,472	103,278	8,234,494	82,254	(545,802)	390,546	-	-	0.0%
Fidelity International Equity Central Fund	6,423,949	1,420,629	185,329	83,065	14,701	(612,095)	7,061,855	69,268	0.1%
Fidelity Investment Grade Bond Central Fund	9,806,663	2,992,669	139,516	122,401	(1,838)	(464,327)	12,193,651	126,124	0.0%
Fidelity U.S. Equity Central Fund	11,577,528	915,382	908,525	860,528	136,708	(684,878)	11,036,215	80,709	0.1%
Total	44,862,123	14,381,779	15,065,511	1,307,983	(578,763)	(1,525,422)	42,074,206	6,347,624

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	2,697,740	11,591	41,787	(157)	(83,490)	2,602,502	292,745
Fidelity International Bond Index Fund	12,766,855	339,924	3,899,147	198,189	(39,790)	(36,607)	9,131,235	981,853
Fidelity Long-Term Treasury Bond Index Fund	3,573,288	286,034	3,716,765	22,110	(390,509)	247,952	-	-
Fidelity Short-Term Bond Fund	-	6,102,651	26,509	20,877	(40)	(14,293)	6,061,809	718,224
	16,340,143	9,426,349	7,654,012	282,963	(430,496)	113,562	17,795,546	1,992,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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